Neiman Large Cap Value Fund
		Schedule of Investments
		December 31, 2021 (Unaudited)
Shares				Fair Value	% of Net Assets

COMMON STOCKS

Aircraft Engines & Engine Parts
11,270	Raytheon Company			$ 969,896	3.38%

Beverages
16,200	The Coca-Cola Company			959,202	3.34%

Cable & Other Pay Television Services
2,500	The Walt Disney Company +			387,225	1.35%

Computer & Office Equipment
2,500	International Business Machines Corporation +			334,150	1.16%

Computer Communications Equipment
8,500	Cisco Systems, Inc. +			538,645	1.87%

Electronic Computers
7,700	Apple Inc. +			1,367,289	4.76%

Gas & Other Services Combined
6,600	Sempra Energy +			873,048	3.04%

Gold & Silver Ores
5,000	Newmont Corporation			310,100	1.08%

Hospitals & Medical Service Plans
2,800	UnitedHealth Group, Inc. +			1,405,992	4.89%

Industrial Inorganic Chemicals
3,000	Air Products and Chemicals, Inc. +			912,780	3.18%

Metal Mining
4,500	Southern Copper Corporation			277,695	0.97%

Misc Industrial & Commercial Machinery & Equipment
3,100	Eaton Corporation PLC (Ireland) +			535,742	1.86%

National Commercial Banks
4,300	The PNC Financial Services Group, Inc. +			862,236	3.00%

Petroleum Refining
9,100	Chevron Corporation +			1,067,885
15,900	Exxon Mobil Corporation +			972,921
				2,040,806	7.10%

Pharmaceutical Preparations
5,700	Johnson & Johnson +			975,099
12,500	Merck & Co. +			958,000
19,200	Pfizer Inc. +			1,133,760
				3,066,859	10.68%

Plastic Materials, Synth Resins & Nonvulcan Elastomers
6,800	Dow Inc. +			385,696	1.34%

Radio & TV Broadcasting & Communications Equipment
3,600	QUALCOMM Incorporated +			658,332	2.29%

Railroads, Line-Haul Operating
4,800	Union Pacific Corporation +			1,209,264	4.21%

Retail - Variety Stores
2,400	Costco Wholesale Corp. +			1,362,480	4.74%

Rubber & Plastic Footwear
7,600	Nike Inc. Class B +			1,266,692	4.41%

Security Brokers, Dealers & Flotation Companies
1,000	BlackRock, Inc. +			915,560
14,900	The Charles Schwab Corporation +			1,253,090
				2,168,650	7.55%

Semiconductors & Related Devices
8,900	Intel Corporation +			458,350
2,400	Texas Instruments Incorporated +			452,328
				910,678	3.17%

Services - Business Services, NEC
2,400	Accenture PLC Class A (Ireland) +			994,920	3.46%

Services - Computer Processing & Data Preperation
3,300	Automatic Data Processing, Inc. +			813,714	2.83%

Services - Prepackaged Software
1,600	Microsoft Corporation +			538,112	1.87%

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics
5,900	Procter & Gamble Co. +			965,122	3.36%

Surgical & Medical Instruments & Apparatus
800	3M Company +			142,104	0.49%

Telephone Communications (No Radiotelephone)
6,300	Verizon Communications Inc.			327,348	1.14%

Tobacco Products
9,800	Altria Group Inc. +			464,422
4,700	Philip Morris International, Inc. +			446,500
				910,922	3.17%

Total for Common Stocks (Cost - $17,715,848)				27,495,699	95.69%

Real Estate Investment Trusts
9,000	Lamar Advertising Company - Class A +			1,091,700
Total for Real Estate Investment Trusts (Cost - $719,888)				1,091,700	3.80%

MONEY MARKET FUNDS
491,745	Fidelity® Investments Money Market - Government Portfolio -
	Class I 0.01% *			491,745	1.71%
(Cost - $491,745)

	Total Investments			29,079,144	101.20%
	(Cost - $18,927,481)

	Liabilities in Excess of Other Assets			(344,907)	-1.20%

	Net Assets			$ 28,734,237	100.00%

Neiman Large Cap Value Fund
	Schedule of Call Options Written
		December 31, 2021 (Unaudited)
Underlying Security		Call Option		Notional	Fair Value
Expiration Date/Exercise Price		Contracts		Amount

Accenture PLC Class A (Ireland) **
January 21, 2022 Calls @ $370.00		7		$ 290,185	$ 33,250

Air Products and Chemicals, Inc.
January 21, 2022 Calls @ $300.00		9		273,834	6,525

Altria Group Inc.
January 21, 2022 Calls @ $52.50		29		137,431	58

Apple Inc.
January 21, 2022 Calls @ $165.00		23		408,411	31,280

Automatic Data Processing, Inc. **
January 21, 2022 Calls @ $220.00		10		246,580	27,500

BlackRock, Inc. **
January 21, 2022 Calls @ $960.00		3		274,668	1,470

The Charles Schwab Corporation
January 21, 2022 Calls @ $90.00		45		378,450	1,485

Chevron Corporation
January 21, 2022 Calls @ $110.00		27		316,845	22,086

Cisco Systems, Inc.
January 21, 2022 Calls @ $62.50		26		164,762	3,666

Costco Wholesale Corp
January 21, 2022 Calls @ $510.00		7		397,390	41,048

Dow Inc.
January 21, 2022 Calls @ $65.00		44		249,568	88

Eaton Corporation PLC (Ireland)
January 21, 2022 Calls @ $170.00		9		155,538	4,815

Exxon Mobil Corporation
January 21, 2022 Calls @ $65.00		48		293,712	1,008

Intel Corporation
January 21, 2022 Calls @ $60.00		27		139,050	81

International Business Machines Corporation
January 21, 2022 Calls @ $155.00		11		147,026	66

Johnson & Johnson
January 21, 2022 Calls @ $180.00		17		290,819	340

Lamar Advertising Company - Class A **
January 21, 2022 Calls @ $134.50		27		327,510	540

Merck & Co.
January 21, 2022 Calls @ $80.00		38		291,232	1,406

Microsoft Corporation
January 21, 2022 Calls @ $330.00		5		168,160	5,280

Nike Inc. Class B
January 21, 2022 Calls @ $170.00		15		250,005	2,700

Pfizer Inc.
January 21, 2022 Calls @ $50.00		58		342,490	53,650

Philip Morris International, Inc.
January 21, 2022 Calls @ $110.00		14		133,000	84

The PNC Financial Services Group, Inc. **
January 21, 2022 Calls @ $230.00		13		260,676	195

Procter & Gamble Co.
January 21, 2022 Calls @ $155.00		18		294,444	15,930

QUALCOMM Incorporated
January 21, 2022 Calls @ $150.00		11		201,157	36,982

Sempra Energy **
January 21, 2022 Calls @ $140.00		20		264,560	400

Texas Instruments Incorporated
January 21, 2022 Calls @ $230.00		7		131,929	7

Union Pacific Corporation **
January 21, 2022 Calls @ $225.00		14		352,702	39,830

UnitedHealth Group, Inc.
January 21, 2022 Calls @ $450.00		8		401,712	44,800

The Walt Disney Company
January 21, 2022 Calls @ $195.00		15		232,335	60

3M Company
January 21, 2022 Calls @ $200.00		8		142,104	64

Total (Premiums Received $102,141)				$ 7,958,285	$ 376,694

+ Portion or all of the security is pledged as collateral for call options written.
* The Yield shown represents the 7-day yield at December 31, 2021.
** Level 2 Security.

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at December 31, 2021, was $18,927,481 and premiums received from options written was $102,141. At December 31, 2021, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments (including open positions in options written) was as follows:

		Unrealized Gain		$ 10,361,676
		Unrealized Loss		(484,566)
		Unrealized Gain		$ 9,877,110

2. SECURITIES VALUATIONS

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks including ADRs and REITs). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value provided by the funds and are classified in level 1 of the fair value hierarchy.

Short positions (including options written). Short positions that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. To the extent these short positions are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. Lacking a last sale price, a short position, including a written option, is valued at its last ask price except when, in the Adviser’s opinion, the last ask price does not accurately reflect the current value of the short position. When an ask price is used for valuation or when the security is not actively traded, those securities are generally categorized in level 2 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of December 31, 2021:

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stocks		$ 27,495,699	$ -	$ -	$ 27,495,699
Real Estate Investment Trusts		1,091,700	-	-	1,091,700
Money Market Funds		491,745	-	-	491,745
Total		$ 29,079,144	$ -	$ -	$ 29,079,144

Valuation Inputs of Liabilities		Level 1	Level 2	Level 3	Total
Options Written		$ 273,509	$ 103,185		$ 376,694
Total		$ 273,509	$ 103,185	$ -	$ 376,694

Refer to the Fund's Schedule of investments for a listing of securities by Industry. The Fund did not hold any level 3 assets during the fiscal quarter ended December 31, 2021.

3. OPTIONS WRITTEN

As of December 31, 2021, the Fund had sufficient securities to cover commitments under open derivative contracts.

The Fund’s use of options written exposes it to equity risk. In addition, the selling of covered call options may tend to reduce volatility of the Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Fund’s gain on the underlying securities. Call options written expose the Fund to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

As of December 31, 2021, portfolio securities valued at $7,958,285 were held by the Fund as collateral for options written by the Fund.